Investment Securities Securities in Continuous Loss Position (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	$ (1,117)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	236,181
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(7)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	9,994
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(1,124)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	246,175
Corporate debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(61)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	14,939
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(7)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	9,994
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(68)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	24,933
U.S Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(6)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	19,493
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(6)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	19,493
Agency pass-through certificates [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(1,050)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	201,749
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(1,050)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	$ 201,749